Share capital - Number of share and share capital (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Share capital
Share capital	$ 22,985	$ 16,979
Restructuring took effect retroactively during the year
Share capital
Number of shares	9,194,000	6,791,605
Share capital	$ 22,985	$ 16,979
Issuance of shares to shareholders | Restructuring took effect retroactively during the year
Share capital
Number of shares	7,044,557	4,642,162
Share capital	$ 17,611	$ 11,605
Issuance of shares to SPAC shareholders | Restructuring took effect retroactively during the year
Share capital
Number of shares	557,960	557,960
Share capital	$ 1,395	$ 1,395
Conversion of convertible notes | Restructuring took effect retroactively during the year
Share capital
Number of shares	645,018	645,018
Share capital	$ 1,612	$ 1,612
Issuance of shares to PIPE investors | Restructuring took effect retroactively during the year
Share capital
Number of shares	158,656	158,656
Share capital	$ 397	$ 397
Other shares | Restructuring took effect retroactively during the year
Share capital
Number of shares	787,809	787,809
Share capital	$ 1,970	$ 1,970